DISPOSAL GROUPS CLASSIFIED AS HELD-FOR-SALE - Italy (Details) € in Millions, $ in Millions		3 Months Ended		6 Months Ended
	Jul. 03, 2018 EUR (€)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jul. 03, 2018 USD ($)
Income statement and statement of comprehensive income
Share of profit / (loss) of Italy Joint Venture after tax		$ (170)	$ (85)	$ (300)	$ (174)
Other comprehensive income / (loss) of Italy Joint Venture		(6)		(18)
Operating revenue		2,270	2,417	4,520	4,698
Operating expenses		(1,878)	(2,028)	(3,766)	(3,964)
Income tax benefit / (expense)		(162)	(89)	(296)	(196)
Profit/ (loss) for the period		(138)	(258)	(220)	(269)
Other comprehensive income / (loss)		(385)	(64)	(367)	64
Total comprehensive income / (loss) for the period, net of tax		(523)	(322)	$ (587)	(205)
Italy Joint Venture
Income statement and statement of comprehensive income
Percentage of assumed ownership interest				100.00%
Operating revenue		1,598	1,671	$ 3,336	3,308
Operating expenses		(1,838)	(1,702)	(3,738)	(3,308)
Other expenses		(102)	(114)	(213)	(301)
Income tax benefit / (expense)		2	(25)	15	(47)
Profit/ (loss) for the period		(340)	(170)	(600)	(348)
Other comprehensive income / (loss)		(12)		(36)
Total comprehensive income / (loss) for the period, net of tax		(352)	(170)	(636)	(348)
CK Hutchison
Assets and liabilities classified as held for sale
Estimated ownership interest upon purchase of joint venture (as a percent)	100.00%					100.00%
Italy Joint Venture | Discontinued operations
Income statement and statement of comprehensive income
Share of profit / (loss) of Italy Joint Venture after tax		(170)	$ (85)	(300)	$ (174)
Other comprehensive income / (loss) of Italy Joint Venture		$ (6)		$ (18)
Italy Joint Venture | Discontinued operations | CK Hutchison
Assets and liabilities classified as held for sale
Joint venture interest to be disposed (as a percent)	50.00%
Cash consideration	€ 2,450					$ 2,867